Note 17 - Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Operating Leases

2017	$1,216
2018	356
2019	202
2020	68

Total minimum lease payments	$1,842

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Year

2017	$236
2018	39

Total	$275